Changes in The Scope Of Consolidation Due to Acquisitions And Divestments - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Aug. 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 04, 2017
Disclosure of detailed information about business combination [Line Items]
Goodwill		€ 40,264	€ 40,287	€ 39,557
Protein Sciences [Member]
Disclosure of detailed information about business combination [Line Items]
Date of acquisition	Aug. 25, 2017
Percentage of voting equity interests acquired	100.00%
Goodwill	€ 125
Contingent consideration	€ 42
Sanofi Pasteur MSD joint venture [Member]
Disclosure of detailed information about business combination [Line Items]
Cash received from divestment					€ 127
Fair value of the contingent consideration			458
Pre-tax gain of the divestment			€ 211
Negative price adjustment amount		€ (31)
Regeneron [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired		22.20%	22.10%	22.10%
Value of shares acquired		€ 184	€ 115	€ 117
Carrying amount of shares		2,512	2,548	€ 2,245
European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill		21
Contingent consideration			€ 354
Negative price adjustment amount		€ (16)
Cash transferred					€ 154